Note 13 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	2015	2014

Balance, January 1	$150,066	$140,666
RNCI share of earnings	17,381	19,434
RNCI redemption increment	(3,837)	9,304
Distributions paid to RNCI	(15,774)	(17,413)
Purchases of interests from RNCI, net	(6,785)	(20,613)
RNCI exchanged for Subordinate Voting Shares	(14,670)	-
RNCI recognized on business acquisitions	13,284	17,700
Other	(73)	988
Balance, December 31	$139,592	$150,066